Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating Revenues:
Customers	$ 47,261	$ 42,889	$ 132,355	$ 117,164	$ 149,822	$ 154,506
Related Parties	15,631	10,564	40,633	36,066	47,630	28,788
Total operating revenues	62,892	53,453	172,988	153,230	197,452	183,294
Cost of sales	41,166	37,008	115,082	105,540	136,021	127,875
Gross Profit	21,726	16,445	57,906	47,690	61,431	55,419
Operating expenses:
Selling					17,872	17,287
General and administration					16,327	10,862
Operating expenses	10,910	8,795	29,780	23,764	34,199	28,149
Operating income	10,816	7,650	28,126	23,926	27,232	27,270
(Loss) Gain on change in fair value of warrant liability	(3,146)	6,756	(14,459)	(6,769)	(1,711)	7,626
Non-operating revenues, net	10,744	1,003	15,886	3,480	12,235	3,998
Interest expense	(2,307)	(2,380)	(6,509)	(6,647)	(8,900)	(7,886)
Income before taxes	16,107	13,029	23,044	13,990	28,856	31,008
Income tax provision	8,524	1,770	16,927	7,004	8,538	8,696
Net income	7,583	11,259	6,117	6,986	20,318	22,312
Comprehensive (loss) income:
Net income	7,583	11,259	6,117	6,986	20,318	22,312
Foreign currency translation adjustments	(14,111)	(6,680)	(19,688)	(3,971)	(16,001)	(953)
Total comprehensive (loss) income	$ (6,528)	$ 4,579	$ (13,571)	$ 3,015	$ 4,317	$ 21,359
Basic income per share (in dollars per share)	$ 0.30	$ 0.46	$ 0.24	$ 0.29	$ 0.83	$ 1.08
Diluted income per share (in dollars per share)	$ 0.25	$ 0.40	$ 0.21	$ 0.25	$ 0.73	$ 1.08
Basic weighted average common shares outstanding (in shares)	25,426,250	24,364,014	25,127,179	24,306,288	24,347,620	20,677,067
Diluted weighted average common shares outstanding (in shares)	29,825,331	28,137,166	28,734,663	27,761,268	27,737,679	20,714,275